Other Investments - non-current - Summary of Other Investments Non current (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
ReclassifyingToIFRS9Category [member]
Disclosure of financial assets [line items]
Equity shares	₨ 7,412.9	$ 107.2	₨ 4,014.3
Investments - measured at Fair value through profit or loss	7,523.4	109.0	3,527.2
Investments - measured at amortized cost	38.8	0.6	35.0
Total (a+b+c)	14,975.1	216.8	7,576.5
IAS 39 Category AFS			369.5
Loans and Receivables			1,094.0
Unquoted equity investments at Cost			2,036.9
Unquoted equity investments at FVTPL			4,076.1
Quoted equity shares [Member]
Disclosure of financial assets [line items]
Investments - measured at Fair value through profit or loss	4,231.4		2,047.0
Quoted equity shares [Member] | ReclassifyingToIFRS9Category [member]
Disclosure of financial assets [line items]
Equity shares	3,033.9	43.9	369.5
Investments - measured at Fair value through profit or loss	4,231.4	61.2
Unquoted equity shares [Member] | ReclassifyingToIFRS9Category [member]
Disclosure of financial assets [line items]
Equity shares	4,379.0	63.3	3,644.8
Investments - measured at Fair value through profit or loss	1,242.8	18.0	2,468.2
Mutual funds [Member] | ReclassifyingToIFRS9Category [member]
Disclosure of financial assets [line items]
Investments - measured at Fair value through profit or loss	288.4	4.2
Non Cumulative Redeemable Preference shares [Member] | ReclassifyingToIFRS9Category [member]
Disclosure of financial assets [line items]
Investments - measured at Fair value through profit or loss	54.0	0.8	4.0
Cumulative redeemable preference shares [Member] | ReclassifyingToIFRS9Category [member]
Disclosure of financial assets [line items]
Investments - measured at Fair value through profit or loss	25.0	0.4	25.0
Convertible Debentures [Member] | ReclassifyingToIFRS9Category [member]
Disclosure of financial assets [line items]
Investments - measured at Fair value through profit or loss	1,490.8	21.6	854.0
Unquoted Others [Member] | ReclassifyingToIFRS9Category [member]
Disclosure of financial assets [line items]
Investments - measured at Fair value through profit or loss	191.0	2.8	176.0
Non-convertible debentures [Member] | ReclassifyingToIFRS9Category [member]
Disclosure of financial assets [line items]
Investments - measured at amortized cost	₨ 38.8	$ 0.6	35.0
Investments - FVTOCI [Member] | ReclassifyingToIFRS9Category [member]
Disclosure of financial assets [line items]
IAS 39 Category AFS			369.5
Unquoted equity investments at Cost			2,036.9
Unquoted equity investments at FVTPL			1,607.9
Investments - FVTOCI [Member] | Quoted equity shares [Member] | ReclassifyingToIFRS9Category [member]
Disclosure of financial assets [line items]
IAS 39 Category AFS			369.5
Investments - FVTOCI [Member] | Unquoted equity shares [Member] | ReclassifyingToIFRS9Category [member]
Disclosure of financial assets [line items]
Unquoted equity investments at Cost			2,036.9
Unquoted equity investments at FVTPL			1,607.9
Investments - FVTPL [Member] | ReclassifyingToIFRS9Category [member]
Disclosure of financial assets [line items]
Loans and Receivables			1,059.0
Unquoted equity investments at FVTPL			2,468.2
Investments - FVTPL [Member] | Unquoted equity shares [Member] | ReclassifyingToIFRS9Category [member]
Disclosure of financial assets [line items]
Unquoted equity investments at FVTPL			2,468.2
Investments - FVTPL [Member] | Non Cumulative Redeemable Preference shares [Member] | ReclassifyingToIFRS9Category [member]
Disclosure of financial assets [line items]
Loans and Receivables			4.0
Investments - FVTPL [Member] | Cumulative redeemable preference shares [Member] | ReclassifyingToIFRS9Category [member]
Disclosure of financial assets [line items]
Loans and Receivables			25.0
Investments - FVTPL [Member] | Convertible Debentures [Member] | ReclassifyingToIFRS9Category [member]
Disclosure of financial assets [line items]
Loans and Receivables			854.0
Investments - FVTPL [Member] | Unquoted Others [Member] | ReclassifyingToIFRS9Category [member]
Disclosure of financial assets [line items]
Loans and Receivables			176.0
Financial assets at amortized cost, class [Member] | ReclassifyingToIFRS9Category [member]
Disclosure of financial assets [line items]
Loans and Receivables			35.0
Financial assets at amortized cost, class [Member] | Non-convertible debentures [Member] | ReclassifyingToIFRS9Category [member]
Disclosure of financial assets [line items]
Loans and Receivables			₨ 35.0